SEGMENTS AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC AREA INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHIC AREA INFORMATION

a.	General:

The Company has determined that it operates under three reportable segments in accordance with ASC 280, "Segment Reporting", namely, the development, manufacturing, marketing sale and service of laser and light based systems and appliances for:

•	Surgical applications, primarily ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology and general surgery.

•
Aesthetic applications, primarily dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne and treatment of burns and scars.

•	Ophthalmic applications, primarily secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies.

In addition, the Company conducts business globally and is managed on a geographic basis of four separate geographic units, as follows: the Americas, Europe (including the Middle East and Africa), China/APAC and Japan.

b.	Financial data relating to reportable operating segments:

1.
The following financial information is the information that management uses for analyzing the Company's results. The figures are presented on a consolidated basis as presented to management. The Company presents segment information based on its reporting business units.

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	$47,517	$40,332	$24,771	$(104)	$112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095

Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	$42,908	$46,985	$24,168	$(70)	$113,991

Operating expenses (income)	36,616	41,107	25,233	(1,036)	101,920

Operating income	$6,292	$5,878	$(1,065)	$966	$12,071

	Year ended December 31, 2009
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$79,253	$86,066	$60,777	$-	$226,096

Gross profit	$42,126	$41,243	$25,538	$(60)	$108,847

Operating expenses	37,117	39,080	24,716	2,313	103,226
Restructuring expenses	-	-	-	3,927	3,927

Operating income (loss)	$5,009	$2,163	$822	$(6,300)	$1,694

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

2.	The following financial information categorizes the Company's assets according to segments:

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets *)	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets *)	$35,238	$43,625	$30,544	$56,803	$166,210
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$717	$844	$548	$-	$2,109
Depreciation and amortization	$1,870	$2,200	$1,430	$-	$5,500

c.	Geographic information:

	Year ended December 31, 2011
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2010
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2009
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$98,821	$45,206	$39,012	$43,057	$226,096
Total long-lived assets	$3,238	$4,577	$426	$1,174	$9,415
Goodwill	$37,009	$13,208	$-	$-	$50,217